Cover Page	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	6-K
Entity File Number	001-40377
Entity Registrant Name	Valneva SE
Amendment Flag	false
Entity Central Index Key	0001836564
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q1